Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
The following table provides a reconciliation of the individual discontinued operations to the Condensed Consolidated Statements of Operations for the twelve months ended December 31, 2024 and 2023.

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations, net of tax
Cab structures business	$20,078	$7,126	$1,873
Industrial Automation segment	(12,211)	(1,348)	(7,218)
Total income from discontinued operations, net of tax	$7,867	$5,778	$(5,345)
The following tables present reconciliations of the captions within CVG's Condensed Consolidated Statements of Operations attributable to each discontinued operation for the twelve months ended December 31, 2024 and 2023.

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations attributable to Cab structures business:
Revenues	$93,150	$120,310	$111,223
Cost of revenues	101,826	110,871	107,943
Gross profit	(8,676)	9,439	3,280
Selling, general and administrative expenses	—	—	1,407
Operating income (loss)	(8,676)	9,439	1,873
Income (loss) before provision for income taxes	(8,676)	9,439	1,873
Provision (benefit) for income taxes of discontinued operations	—	2,313	—
Earnings (loss) from discontinued operations - before gain on sale of discontinued operations	(8,676)	7,126	1,873
Gain on disposition of discontinued operations, net of income taxes	28,754	—	—
Net income from discontinued operations, net of income taxes	$20,078	$7,126	$1,873

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations attributable to Industrial Automation segment:
Revenues	$16,468	$38,900	$87,747
Cost of revenues	17,220	35,707	89,549
Gross profit	(752)	3,193	(1,802)
Selling, general and administrative expenses	3,355	4,445	4,748
Operating loss	(4,107)	(1,252)	(6,550)
Interest expense	248	443	668
Loss before provision for income taxes	(4,355)	(1,695)	(7,218)
Provision (benefit) for income taxes of discontinued operations	—	(347)	—
Loss from discontinued operations - before loss on sale of discontinued operations	(4,355)	(1,348)	(7,218)
Loss on disposition of discontinued operations, net of income taxes	(7,856)	—	—
Net loss from discontinued operations, net of income taxes	$(12,211)	$(1,348)	$(7,218)
The following table presents the major classes of assets and liabilities of the cab structures and Industrial Automation segment as of December 31, 2023 that were classified as held for sale in the accompanying Consolidated Balance Sheet (in thousands).

December 31, 2023
Account receivable, net	$4,603
Inventories	10,815
Other current assets	185
Current assets held for sale	15,603
Property, plant and equipment, net	4,545
Intangible assets, net	4,628
Non current assets held for sale	9,173
Total assets held for sale	$24,776
Accounts payable	2,068
Accrued liabilities and other	224
Current liabilities held-for-sale	2,292
Other long-term liabilities	31
Noncurrent liabilities held-for-sale	31
Total liabilities held for sale	$2,323
The following tables present reconciliations of the captions within CVG's Condensed Consolidated Statements of Cash Flows attributable to discontinued operations for the twelve months ended December 31, 2024 and 2023. Net cash provided by operating activities for the twelve months ended December 31, 2024 includes the gain and loss on the respective transactions, as noted above.

	Twelve Months Ended December 31,
	2024	2023	2022
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by (used in) operating activities	(13,954)	8,818	14,380
Net cash provided by (used in) investing activities	(838)	(749)	(525)
Total cash provided by (used in) discontinued operations	$(14,792)	$8,069	$13,855